Note 9 - Leases (Details Textual)	Oct. 26, 2023 USD ($) ft²	Jul. 01, 2023 USD ($) ft²	Sep. 15, 2022 USD ($) ft²
Operating and Office Facility [Member
Area of Real Estate Property (Square Foot) | ft²			20,945
Lessee, Operating Lease, Renewal Term (Year)			5 years
Lessee, Operating Lease, Monthly Lease Payment			$ 10,036
Lessee, Operating Lease, Percentage of Annual Escalation of Lease Payments			3.00%
Lessee, Operating Lease, Incremental Borrowing Rate			5.75
Warehouse Space in Irving, Texas [Member]
Area of Real Estate Property (Square Foot) | ft²		9,000
Lessee, Operating Lease, Monthly Lease Payment		$ 8,456
Lessee, Operating Lease, Incremental Borrowing Rate		8
Lessee, Operating Lease, Term of Contract (Month)		37 months
Lessee, Operating Lease, Annual Escalation Rate		4.00%
Lease Agreement with Prologies, Inc [Member]
Area of Real Estate Property (Square Foot) | ft²	51,264
Lessee, Operating Lease, Monthly Lease Payment	$ 42,500
Lessee, Operating Lease, Incremental Borrowing Rate	9.38
Lessee, Operating Lease, Term of Contract (Month)	5 years 2 months 1 day
Lessee, Operating Lease, Annual Escalation Rate	4.30%
Lessee, Operating Lease, Monthly Lease Payment Increase	$ 51,700
Lessee Operating Expenses of the Premises	7,835
Debt Instrument, Face Amount	$ 300,000